Quarterly Report
March 31, 2020
MFS®  Investors Trust Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace – 2.6%
Honeywell International, Inc.	82,459	$11,032,190
United Technologies Corp. (a)	65,101	3,658,676
		$14,690,866
Alcoholic Beverages – 2.4%
Diageo PLC	214,756	$6,878,351
Pernod Ricard S.A.	47,374	6,738,421
		$13,616,772
Apparel Manufacturers – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	18,963	$7,038,976
NIKE, Inc., “B”	62,562	5,176,380
		$12,215,356
Biotechnology – 0.5%
Illumina, Inc. (a)	11,441	$3,124,766
Brokerage & Asset Managers – 2.9%
Blackstone Group, Inc.	90,209	$4,110,824
NASDAQ, Inc.	95,101	9,029,840
TD Ameritrade Holding Corp.	89,792	3,112,191
		$16,252,855
Business Services – 6.4%
Accenture PLC, “A”	69,494	$11,345,590
Amdocs Ltd.	117,308	6,448,421
Cognizant Technology Solutions Corp., “A”	118,797	5,520,497
Fidelity National Information Services, Inc.	105,570	12,841,535
		$36,156,043
Cable TV – 1.9%
Comcast Corp., “A”	317,737	$10,923,798
Chemicals – 0.7%
PPG Industries, Inc.	48,520	$4,056,272
Computer Software – 7.5%
Adobe Systems, Inc. (a)	31,585	$10,051,610
Microsoft Corp.	164,650	25,966,952
Salesforce.com, Inc. (a)	45,237	6,513,223
		$42,531,785
Computer Software - Systems – 1.7%
Apple, Inc.	37,585	$9,557,490
Construction – 1.6%
Otis Worldwide Corp. (a)	32,551	$1,627,525
Sherwin-Williams Co.	16,252	7,468,119
		$9,095,644
Consumer Products – 2.7%
Colgate-Palmolive Co.	107,822	$7,155,068
Estee Lauder Cos., Inc., “A”	17,022	2,712,285
Kimberly-Clark Corp.	42,534	5,438,823
		$15,306,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.1%
Crown Holdings, Inc. (a)	110,025	$6,385,851
Electrical Equipment – 3.1%
AMETEK, Inc.	94,448	$6,802,145
Fortive Corp.	118,259	6,526,714
TE Connectivity Ltd.	65,735	4,139,991
		$17,468,850
Electronics – 2.4%
Analog Devices, Inc.	57,236	$5,131,208
Texas Instruments, Inc.	84,671	8,461,173
		$13,592,381
Energy - Independent – 1.0%
ConocoPhillips	59,368	$1,828,535
EOG Resources, Inc.	108,897	3,911,580
		$5,740,115
Food & Beverages – 2.4%
Danone S.A.	102,852	$6,633,400
Mondelez International, Inc.	136,364	6,829,109
		$13,462,509
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	29,128	$2,179,066
General Merchandise – 1.2%
Dollar General Corp.	46,288	$6,989,951
Health Maintenance Organizations – 0.7%
Cigna Corp.	23,207	$4,111,816
Insurance – 1.0%
Chubb Ltd.	51,086	$5,705,795
Internet – 6.8%
Alphabet, Inc., “A” (a)	18,100	$21,031,295
Alphabet, Inc., “C” (a)	7,210	8,383,860
Facebook, Inc., “A” (a)	56,749	9,465,733
		$38,880,888
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	84,831	$8,497,521
Machinery & Tools – 0.2%
Carrier Global Corp. (a)	65,101	$1,122,992
Major Banks – 5.5%
Bank of America Corp.	489,398	$10,389,920
Goldman Sachs Group, Inc.	47,250	7,304,377
JPMorgan Chase & Co.	152,894	13,765,047
		$31,459,344
Medical & Health Technology & Services – 1.0%
PRA Health Sciences, Inc. (a)	68,315	$5,672,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 8.9%
Becton, Dickinson and Co.	53,788	$12,358,869
Danaher Corp.	79,046	10,940,757
Medtronic PLC	166,477	15,012,896
Thermo Fisher Scientific, Inc.	43,267	12,270,521
		$50,583,043
Natural Gas - Pipeline – 1.0%
Enterprise Products Partners LP	389,124	$5,564,473
Network & Telecom – 2.1%
Cisco Systems, Inc.	208,930	$8,213,038
Equinix, Inc., REIT	6,065	3,788,017
		$12,001,055
Oil Services – 0.2%
Schlumberger Ltd.	88,741	$1,197,116
Other Banks & Diversified Financials – 5.8%
Mastercard, Inc., “A”	54,991	$13,283,626
Truist Financial Corp.	181,146	5,586,542
Visa, Inc., “A”	86,114	13,874,688
		$32,744,856
Pharmaceuticals – 5.9%
Eli Lilly & Co.	71,723	$9,949,414
Johnson & Johnson	134,852	17,683,143
Zoetis, Inc.	50,372	5,928,281
		$33,560,838
Railroad & Shipping – 1.4%
Canadian National Railway Co.	103,363	$8,024,070
Restaurants – 0.9%
Starbucks Corp.	79,495	$5,226,001
Specialty Chemicals – 0.6%
DuPont de Nemours, Inc.	102,578	$3,497,910
Specialty Stores – 5.0%
Costco Wholesale Corp.	24,274	$6,921,246
Home Depot, Inc.	17,152	3,202,450
Ross Stores, Inc.	48,985	4,260,225
Target Corp.	69,225	6,435,848
Tractor Supply Co.	92,807	7,846,832
		$28,666,601
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	60,327	$13,136,204
Trucking – 0.5%
Old Dominion Freight Line, Inc.	19,590	$2,571,383
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	45,786	$3,661,964
Total Common Stocks		$549,233,294

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 1.28% (v)	18,983,630	$18,987,427

Other Assets, Less Liabilities – 0.2%		879,610
Net Assets – 100.0%		$569,100,331
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,987,427 and $549,233,294, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$513,920,076	$—	$—	$513,920,076
France	—	20,410,797	—	20,410,797
Canada	8,024,070	—	—	8,024,070
United Kingdom	—	6,878,351	—	6,878,351
Mutual Funds	18,987,427	—	—	18,987,427
Total	$540,931,573	$27,289,148	$—	$568,220,721
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,859,653	$19,110,956	$11,982,640	$(144)	$(398)	$18,987,427
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$38,433	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.